ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details)	Dec. 24, 2024
Exchangeable And Class B Shares Of BIHC
Disclosure of corporate information [Line Items]
Redeemable and exchangeable partnership units, exchange ratio	1
Class exchangeable shares
Disclosure of corporate information [Line Items]
Redeemable and exchangeable partnership units, exchange ratio	1